SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
Wells Fargo Advantage Cash Investment Money Market Fund
Wells Fargo Advantage Heritage Money Market Fund
Wells Fargo Advantage Money Market Fund

  (each, a “Fund” and together, the “Funds”)

At a meeting held on February 18-19, 2015, the Board of Trustees of the Funds approved Wells Capital Management Incorporated’s delegation of certain portfolio management duties to Wells Capital Management Singapore, a separately identifiable department of Wells Fargo Bank, N.A.

             Effective May 1, 2015, the following description of Wells Capital Management Singapore is added to the section entitled “Organization and Management of the Funds – The Sub-Adviser” in each Fund’s prospectuses:

“Wells Capital Management Singapore (Wells Capital Singapore), a separately identifiable department of Wells Fargo Bank, N.A., an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo & Company, is a registered investment adviser located at 80 Raffles Place, #26-20/21 UOB Plaza 2, Singapore 048624 and serves as a sub-adviser to the Fund(s). In this capacity, Wells Capital Singapore is authorized to make day-to-day investment decisions for the Funds. Wells Capital Singapore provides portfolio management services for registered mutual funds.”

Further, the section entitled “Management – Investment Sub-Advisers”, in the Funds’ Statement of Additional Information is revised as follows:

The last sentence of the first paragraph in the section is replaced with the following:

“Funds Management and Wells Capital Management may, from time to time and in their sole discretion, allocate and reallocate services provided by and fees paid to Wells Capital Management and Wells Capital Management Singapore, respectively.”

The sub-advisory fee schedule in the section is revised to add the following:

Fund	Sub-Adviser	Fee*
Cash Investment Money Market Fund	Wells Capital Management Singapore	First $1 Billion	0.0025%
		Next $2 Billion	0.0015%
		Next $3 Billion	0.0010%
		Over $6 Billion	0.0005%

* This fee will be paid by Wells Capital Management Incorporated from the fee it receives for its services as a sub-adviser to the Fund.

Fund	Sub-Adviser	Fee*
Heritage Money Market Fund	Wells Capital Management Singapore	First $1 Billion	0.0025%
		Next $2 Billion	0.0015%
		Next $3 Billion	0.0010%
		Over $6 Billion	0.0005%

* This fee will be paid by Wells Capital Management Incorporated from the fee it receives for its services as a sub-adviser to the Fund.

Fund	Sub-Adviser	Fee*
Money Market Fund	Wells Capital Management Singapore	First $1 Billion	0.0025%
		Next $2 Billion	0.0015%
		Next $3 Billion	0.0010%
		Over $6 Billion	0.0005%

* This fee will be paid by Wells Capital Management Incorporated from the fee it receives for its services as a sub-adviser to the Fund.

February 20, 2015                                                                                           MMR215/P1201SP